COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
Accrual for unrecognized tax benefits	¥ 0	¥ 1,920
Indemnity cost	¥ 0	¥ 0	¥ 0